Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - Selling and Marketing Expenses [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Selling and Marketing Expenses [Line Items]
Staff costs	$ 4,134,865	$ 532,315	$ 3,616,336	$ 5,575,007
Transportation costs	4,664,304	600,474	3,462,227	2,638,816
Customs expense	690,494	88,893	435,889	826,887
Marketing and promotion expenses	3,857,233	496,573	116,829	37,643
Others	590,379	76,005	185,985	428,594
Selling and marketing expenses, total	$ 13,937,275	$ 1,794,260	$ 7,817,266	$ 9,506,947